Cover	Dec. 18, 2024
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001617640
Document Type	8-K
Document Period End Date	Dec. 18, 2024
Entity Registrant Name	ZILLOW GROUP, INC.
Entity Incorporation, State or Country Code	WA
Entity File Number	001-36853
Entity Tax Identification Number	47-1645716
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	470-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ZG
Security Exchange Name	NASDAQ
Common Class C [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class C Capital Stock, par value $0.0001 per share
Trading Symbol	Z
Security Exchange Name	NASDAQ